Total Capital and Net Income Per Common Unit - Summary of Issuances of Common Units (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 25, 2017	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Capital Unit [Line Items]
COP/Private, Gross Proceeds			$ 116,003	$ 625,387
PIK, Gross Proceeds				(18,988)
Brookfield
Capital Unit [Line Items]
Number of common units issued	244,000,000	244,000,000
Number of warrants to be issued (in units)		62,400,000
Cash consideration	$ 610,000	$ 610,000
Teekay Corporation
Capital Unit [Line Items]
Number of common units issued	12,000,000	12,000,000
Cash consideration	$ 30,000	$ 30,000
General Partner
Capital Unit [Line Items]
COP/Private, Gross Proceeds				588
PIK, Gross Proceeds				699
Net Proceeds				29,800
General Partner | Capital Units
Capital Unit [Line Items]
PIK, Gross Proceeds				$ 29,800
Limited Partner
Capital Unit [Line Items]
COP/Private, Gross Proceeds		640,000
Net Proceeds		$ 628,100
Limited Partner | Common Units
Capital Unit [Line Items]
COP/Private, Number of Common Units Issued	256,000,000	256,000,000		256,000,000
PIK, Number of Common Units Issued				6,391,087
Limited Partner | Common Units and Additional Paid-in Capital
Capital Unit [Line Items]
COP/Private, Gross Proceeds				$ 504,851
PIK, Gross Proceeds				$ (19,687)
Warrants | Brookfield
Capital Unit [Line Items]
Number of common units issued	62,400,000
Expenses from acquisition		$ 1,400
Warrants | Teekay Corporation
Capital Unit [Line Items]
Number of common units issued	3,100,000	3,100,000